Financial Assets and Liabilities - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade payables and other payables	$ 12,740	$ 13,060
Trade and other payables	$ 12,740	$ 13,060